Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 4,430	$ 1,948	$ 1,831
Work-in-progress	4,158	5,361	2,735
Inventories	$ 8,588	$ 7,309	$ 4,566